Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Assets and Liabilities - Lessee [Table Text Block]	The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to lease asset and liability balances as of the periods indicated (in millions):

	Consolidated Balance Sheet Classification	December 31, 2022	December 31, 2021
Assets
Right-of-use assets — finance leases	Electric generation, distribution assets and other	$160	$125
Right-of-use assets — operating leases	Other noncurrent assets	356	278
Total right-of-use assets		$516	$403
Liabilities
Finance lease liabilities (current)	Non-recourse debt (current liabilities)	$6	$6
Finance lease liabilities (noncurrent)	Non-recourse debt (noncurrent liabilities)	169	128
Total finance lease liabilities		175	134
Operating lease liabilities (current)	Accrued and other liabilities	26	20
Operating lease liabilities (noncurrent)	Other noncurrent liabilities	374	294
Total operating lease liabilities		400	314
Total lease liabilities		$575	$448

Weighted-Average Lease Term and Discount Rate [Table Text Block]
The following table summarizes supplemental balance sheet information related to leases as of the periods indicated:

Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted-average remaining lease term — finance leases	33 years	32 years
Weighted-average remaining lease term — operating leases	25 years	23 years
Weighted-average discount rate — finance leases	4.59%	4.65%
Weighted-average discount rate — operating leases	6.22%	6.70%

Lease, Cost [Table Text Block]
The following table summarizes the components of lease expense recognized in Cost of Sales on the Consolidated Statements of Operations for the periods indicated (in millions):

	Twelve Months Ended December 31,
Components of Lease Cost	2022	2021
Operating lease cost	$46	$36
Finance lease cost:
Amortization of right-of-use assets	8	4
Interest on lease liabilities	8	4
Short-term lease costs	28	21
Variable lease cost	1	1
Total lease cost	$91	$66

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
The following table shows the future lease payments under operating and finance leases for continuing operations together with the present value of the net lease payments as of December 31, 2022 for 2023 through 2027 and thereafter (in millions):

	Maturity of Lease Liabilities
	Finance Leases	Operating Leases
2023	$10	$36
2024	9	35
2025	9	33
2026	9	32
2027	9	30
Thereafter	310	650
Total	356	816
Less: Imputed interest	(181)	(416)
Present value of lease payments	$175	$400

Operating Lease, Lease Income
The following table presents lease revenue from operating leases in which the Company is the lessor, recognized in Revenue on the Consolidated Statements of Operations for the periods indicated (in millions):

	Twelve Months Ended December 31,
Lease Income	2022	2021
Total lease revenue	$527	$595
Less: Variable lease revenue	(49)	(75)
Total non-variable lease revenue	$478	$520

Sales-type Lease, Lease Income [Table Text Block]
The following table shows the future lease receipts as of December 31, 2022 for 2023 through 2027 and thereafter (in millions):

	Future Cash Receipts for
	Sales-Type Leases	Operating Leases
2023	$25	$387
2024	25	387
2025	25	388
2026	25	279
2027	25	203
Thereafter	367	545
Total	492	$2,189
Less: Imputed interest	(264)
Present value of total lease receipts	$228

Property, Plant, and Equipment, Lessor Asset under Operating Lease
The following table presents the underlying gross assets and accumulated depreciation of operating leases included in Property, Plant and Equipment on the Consolidated Balance Sheets as of the periods indicated (in millions):

Lease Assets	December 31, 2022	December 31, 2021
Gross assets	$1,319	$2,423
Accumulated depreciation	(139)	(765)
Net assets	$1,180	$1,658